Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 10, 2017
Income Tax Disclosure [Abstract]
Tax Cuts and Jobs Act, incomplete accounting, change in tax rate, provisional income tax expense (benefit)			$ 24,900
Tax Cuts And Jobs Act Of 2017, change in tax rate, income tax expense	$ 2,200
Impact of Tax Cuts and Jobs Act		$ (2,190)	$ (24,908)	$ 0
Deferred tax liabilities assumed					$ 218,200
Deferred taxes, business combination, valuation allowance					$ 31,900
Valuation allowance related to certain hotels, amount released		$ 10,700